Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
(Loss) / profit for the year	$ (176,639,600)		$ (29,061,304)	$ 53,122,608
Adjustments to reconcile (loss) / profit to net cash flows
Income tax	6,636,121		1,103,152	(2,328,366)
Depreciation of property, plant and equipment	6,015,700		5,799,998	4,938,927
Amortization of intangible assets	11,201,048		12,113,223	11,004,584
Depreciation of leased assets	5,036,703		3,418,956	3,565,894
Gain from a bargain purchase	(1,473,482)
Remeasurement of previously held interest	1,666,680
Share-based incentive and stock options	4,386,688		14,199,480	3,480,178
Share of profit or loss of joint ventures and associates	36,927,610		21,023,150	(47,709,605)
Provisions for contingencies	336,919		653,574	239,292
Allowance for impairment of trade debtors	7,123,716		753,428	1,327,385
Allowance for obsolescence	1,547,723		586,515	1,066,777
Initial recognition and changes in the fair value of biological assets	(1,764,863)		45,746	(610,554)
Changes in the net realizable value of agricultural products after harvest	1,541,204		2,385,069	4,351,433
Financial results	65,853,350		47,243,134	(47,251,388)
Gain on sale of equipment and intangible assets	(7,649,848)	[1]	(125,464)
Working capital adjustments
Trade receivables	26,040,164		(41,256,269)	(14,179,711)
Other receivables	2,039,034		(6,338,099)	(36,705,492)
Inventories and biological assets	34,880,985		15,285,866	(8,572,529)
Trade and other payables	(18,847,998)		16,286,414	14,172,818
Employee benefits and social security	(1,089,185)		(2,413,413)	2,074,795
Government grants	(3,157)		(188,518)	(93,091)
Income tax paid			(853,299)	(4,072,347)
Deferred revenue and advances from customers	(129,099)		(21,103,777)	21,019,535
Net cash flows generated by / (used in) operating activities	3,636,413		39,557,562	(41,158,857)
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment	390,381		336,726	137,357
Investment in joint ventures and associates				1,085,676
Net cash received from business combination	554,420		37,508	4,373,265
Loss of controlling interest	(32,695,079)		(18,097)	(1,081,808)
Proceeds from financial assets	21,731,347		62,836,432	1,316,980
Investment in financial assets	(11,351,880)		(65,567,062)	(8,488,144)
Purchase of property, plant and equipment	(5,651,506)		(9,936,611)	(11,491,899)
Capitalized development expenditures	(8,614,448)		(11,855,766)	(10,753,047)
Purchase of intangible assets	(350,843)		(3,233,316)	(688,287)
Net cash flows used in investing activities	(35,987,608)		(27,400,186)	(25,589,907)
FINANCING ACTIVITIES
Proceeds from borrowings	403,333,190		187,994,310	150,631,747
Repayment of borrowings and financed payments	(380,033,708)		(145,044,508)	(38,457,281)
Interest payments	(28,088,688)		(36,803,697)	(25,639,013)
Leased assets payments	(5,501,387)		(4,879,108)	(3,855,517)
Cash dividend distributed by non-controlling interest	(72,051)		(174,800)	(452,129)
Other financial payments	(3,731,493)		(1,850,252)	(3,007,154)
Purchase of own shares	(926,899)		(734,388)	(2,996,947)
Net cash flows (used in) / generated by financing activities	(15,021,036)		(1,492,443)	76,223,706
Net increase / (decrease) in cash and cash equivalents	(47,372,231)		10,664,933	9,474,942
Inflation effects on cash and cash equivalents	(3,352)		(189,309)	(195,181)
Cash and cash equivalents as of beginning of the year	52,994,865		49,265,020	34,851,505
Effect of exchange rate changes on cash and equivalents	(4,851,363)		(6,745,779)	5,133,754
Cash and cash equivalents as of the end of the year	$ 767,919		$ 52,994,865	$ 49,265,020

[1]	On March 28, 2025, BIOX, a former subsidiary, agreed to transfer all rights, licenses, and materials containing or pertaining to the Soy ANF trait and pay $750,000 to a Arcadia Biosciences Inc in exchange for (i) RG and OX Wheat Patents and RS exclusive rights; (ii) the cancellation of all Royalty Payments, which included 25% of the Net Wheat Technology Licensing Revenues and 6% of the Net HB4 Soybean Revenues up to $10 million; and (iii) the release from any Performance Benchmark Obligations related to the RG, OX, and RS Varieties which amounted to $8.1 million. This transaction resulted in the accounting of a gain from the exchange of intangible assets amounting to $7.5 million.